INCOME TAXES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 17,708,752	$ 15,715,067
Operating loss carryforwards, limitations on use	carried forward over 20 years